Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 8,977	$ 1,366	¥ 554
Restricted cash	500	76	500
Accounts receivable, net	17,522	2,666	41,415
Prepaid expenses and other current assets, net	65,114	9,909	37,248
Due from related parties	6,990	1,064	8,413
Inventories	31,726	4,828	28,676
Total current assets	130,829	19,909	116,806
Non-current assets
Property and equipment, net	35,683	5,430	38,838
Operating lease right-of-use assets, net	1,429	217	2,397
Intangible assets, net	2,307	351	1,244
Equity method investment			833
Other non-current assets	3,333	507	8,000
Total non-current assets	42,752	6,505	51,312
Total assets	173,581	26,414	168,118
Current liabilities
Accounts payable	49,121	7,475	65,810
Short-term borrowings	30,800	4,687	15,000
Current portion of long-term borrowings	5,580	849	1,200
Due to related parties	1,365	208	2,864
Lease liability	1,144	174	1,032
Other payables and accrued liabilities	60,090	9,144	34,912
Income tax payables	18	3	18
Total current liabilities	148,118	22,540	120,836
Non-current liabilities
Long-term borrowings			5,580
Deferred revenue			400
Lease liability - non-current	285	43	1,365
Total non-current liabilities	285	43	7,345
Total liabilities	148,403	22,583	128,181
Commitments and contingencies
Shareholders’ equity
Preferred share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding as at March 31, 2020 and 2021
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 4,517,793 shares as at March 31, 2020 and 2021	4	1	4
Additional paid-in capital	73,217	11,142	73,217
Accumulated deficit	(49,444)	(7,524)	(32,817)
Accumulated other comprehensive (loss) income	1,401	212	(467)
Total UTime Limited shareholders’ equity	25,178	3,831	39,937
Non-controlling interests
Total shareholders’ equity	25,178	3,831	39,937
Total liabilities and shareholders’ equity	¥ 173,581	$ 26,414	¥ 168,118